Inventories (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Inventories Net
Inventories as at December 31, 2022 and 2023, are as follows:

	December 31, 2022						December 31, 2023
(in millions of Korean won)	Acquisition cost		Valuation allowance		Book amount		Acquisition cost		Valuation Allowance		Book amount
Merchandise	￦	768,748	￦	(96,010)	￦	672,738	￦	981,127	￦	(102,215)	￦	878,912
Others		44,935		—		44,935		109,439		—		109,439

Total	￦	813,683	￦	(96,010)	￦	717,673	￦	1,090,566	￦	(102,215)	￦	988,351